Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Schedule of components of property and equipment

	December 31,		Estimated
	2022	2021	Life
Office equipment	$132	$7	5 years
Computer equipment	121	113	3 Years
Manufacturing equipment	—	14,477	7 years
	253	14,597
Less: accumulated depreciation	(76)	(2,150)
Property and equipment	$177	$12,447